RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 18 - RELATED PARTY TRANSACTIONS

Key management personnel are those having the authority and responsibility for planning, directing, and controlling the Company. There were no loans to key management personnel or directors, or entities over which they have control or significant influence during the year ended December 31, 2022 and 2021.

During the year ended December 31, 2022, 300,000 options were granted (2021 - 933,333, 2020 - 1,933,333) to Officers and Directors having a fair value on grant of $138,713 (2021 - $738,219, 2020 - $2,531,999).

The following related parties transacted with the Company or Company-controlled entities during the year ended December 31, 2022, 2021 and 2020:

a) Andrew Hale was a Director and the Company's President and CEO. He resigned on March 1, 2021.

b) Blaine Bailey was a Director. He resigned on March 26, 2021

c) Stephen Brohman was the Company's CFO. He is a principal of Donaldson Brohman Martin CPA Inc. ("DBM CPA") a firm in which he has significant influence. DBM CPA provided the Company with CFO, accounting and tax services. Stephen Brohman resigned on July 14, 2021.

d) George Routhier was a Director. He is the owner of Pipedreemz Inc., which provides advisory services to the Company. He resigned on June 23, 2022.

e) Michael Forbes is a Director and the Company's President and CEO. He was appointed on April 29, 2021 and is the owner of MDC Forbes, which provides CEO services to the Company.

f) Donald Dinsmore was a Director and the Company's COO. He was appointed on April 29, 2021 and left the Company on March 24, 2022.

g) Oliver Foeste was the Company's CFO until January 1, 2023. He is the Managing Partner of Invictus Accounting Group LLP which provides the Company with CFO, accounting and tax services.

h) Paul Morgan is a Director of the Company. He was appointed on July 14, 2021.

i) Smoke Wallin is a Director of the Company. He was appointed on May 16, 2022.

j) Lachlan McLeod was appointed CFO of the Company on January 1, 2023 and is an employee of Fehr & Associates CPA, which provides accounting services to the Company.

The aggregate value of transactions, excluding share-based payments, with key management personnel and directors and entities over which they have control or significant influence during the year ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
	$	$	$
Andrew Hale	-	134,666	180,091
DBM CPA Inc.	-	61,091	150,900
Donald Dinsmore	102,705	172,535	-
Invictus Accounting Group LLP	286,539	74,518	-
MDC Forbes Inc.	127,350	40,000	-
Pipedreemz Inc.	2,000	-	2,500
	518,594	482,810	333,491

As at December 31, 2022 and 2021, the Company had an outstanding accounts payable balance with related parties as follows:

	December 31, 2022	December 31, 2021
	$	$
Donald Dinsmore	-	50,000
Invictus Accounting Group LLP	13,884	8,933
MDC Forbes Inc.	62,427	10,500
Michael Forbes	20,000	1,188
Pipedreemz Inc.	3,350	-
	99,661	70,621

All related party balances are unsecured and are due within thirty days without interest and incurred in the normal course of business.

The transactions with the key management personnel and directors are included in operating expenses as follows:

(a) Consulting fees and professional fees

Includes CEO services by Michael Forbes, charged to the Company via MDC Forbes Inc., accounting and tax services of the Company's former CFO, Stephen Brohman, charged to the Company via DBM CPA Inc., accounting services of the Company's former CFO, Oliver Foeste, charged to the Company via Invictus Accounting Group LLP, and consulting services by George Routhier, charged to the Company via Pipedreemz Inc.

(b) Wages and salaries

Includes services provided by Donald Dinsmore as prior COO.

In addition to the above, the Company's acquisition of PerceiveMD constituted a related party transaction as Michael Forbes, was also a Director and controlling shareholder of PerceiveMD prior to the transaction (Note 4).